UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Diamond Asset Management, LLC
Address: 500 Skokie Blvd.
         Northbrook IL 60062

Form 13F File Number: 28- 12697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Marks
Title: Managing Dirctor
Phone: 847-559-1002

Signature, Place, and Date of Signing:

/s/ Richard Marks                 Northbrook, IL                8/6/08
-----------------                 --------------                ------
   [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ------------------

Form 13F Information Table Entry Total: 82
                                        ------------------

Form 13F Information Table Value Total: 136,603
                                        ------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                Column 1               Column 2    Column 3     Column 4       Column 5     Column 6  Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Value     Total  Sh/ Put/ Investment Other        Voting Authority
Name of Issuer                      Title of Class CUSIP        (x1,000)   Units  Prn Call Discretion Managers    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
8*8 Inc                             COM              282914 10 0    51       45,000 SH        Sole                45,000
Accentia Biopharmaceuticals         COM              00430L 10 3    22       21,662 SH        Sole                21,662
Alexander & Baldwin Inc             COM              014482 10 3   527       11,570 SH        Sole                11,570
Alico Inc                           COM              016230 10 4  1505       43,409 SH        Sole                43,409
Alliance Res Partner LP             UT LTD PART      01877R 10 8  2571       46,174 SH        Sole                46,174
Alpha Natural Resources Inc         COM              02076X 10 2  1460       14,000 SH        Sole                14,000
American Express Co                 COM              025816 10 9  1252       33,228 SH        Sole                33,228
American Intl Group Inc             COM              026874 10 7   225        8,500 SH        Sole                 8,500
Anadarko Pete Corp                  COM              032511 10 7   467        6,235 SH        Sole                 6,235
Barrick Gold Corp                   COM              067901 10 8  3999       87,900 SH        Sole                87,900
Black Hills Corp                    COM              092113 10 9    75       13,125 SH        Sole                13,125
Canadian Pac Ry Ltd                 COM              13645T 10 0   363        5,485 SH        Sole                 5,485
Citigroup Inc                       COM              172967 10 1   300       17,900 SH        Sole                17,900
Coca Cola Co                        COM              191216 10 0  1222       18,325 SH        Sole                18,325
Coeur D Alene Mines Corp Ida        COM              192108 10 8  3303    1,139,110 SH        Sole             1,139,110
Comcast Corp New                    CL A             20030N 10 1   203       10,703 SH        Sole                10,703
Cresud S A C I F Y A                SPONSORED ADR    226406 10 6   466       31,340 SH        Sole                31,340
Crystallex Intl Corp                COM              22942F 10 1    22       20,000 SH        Sole                20,000
Diageo P L C                        SPON ADR NEW     25243Q 20 5   554        7,500 SH        Sole                 7,500
Disney Walt Co                      COM DISNEY       254687 10 6   530       17,000 SH        Sole                17,000
Duke Energy Corporation             COM              26441C 10 5   335       19,300 SH        Sole                19,300
Epicept Corp                        COM              294264 20 5     6       25,450 SH        Sole                25,450
Exxon Mobil Corp                    COM              30231G 10 2   793        9,000 SH        Sole                 9,000
Federated Invs Inc Pa               CL B             314211 10 3   488       47,275 SH        Sole                47,275
General Dynamics Corp               COM              369550 10 8   222        2,640 SH        Sole                 2,640
General Electric Co                 COM              369604 10 3   231        8,650 SH        Sole                 8,650
Goldcorp Inc New                    COM              380956 40 9  1256       27,198 SH        Sole                27,198
Goodyear Tire & Rubr Co             COM              382550 10 1   178       10,000 SH        Sole                10,000
Hewlett Packard Co                  COM              428236 10 3   378        8,550 SH        Sole                 8,550
Hormel Foods Corp                   COM              440452 10 0   432       12,468 SH        Sole                12,468
Illinois Tool Wks Inc               COM              452308 10 9   774       16,290 SH        Sole                16,290
Intel Corp                          COM              458140 10 0   236       11,000 SH        Sole                11,000
International Business Machs        COM              459200 10 1   296        2,500 SH        Sole                 2,500
Ishare MSCI Australia               MSCI AUSTRALIA   464286 10 3   238        9,000 SH        Sole                 9,000
Ishare MSCI Sweden                  MSCI SWEDEN      464286 75 6   481       18,750 SH        Sole                18,750
Ishares msci Canada                 MSCI CDA INDEX   464286 50 9   497       15,000 SH        Sole                15,000
IShares MSCI E.M.                   MSCI EMERG MKT   464287 23 4   337        2,486 SH        Sole                 2,486
Ishares MSCI Japan                  MSCI JAPAN       464286 84 8  1382      110,795 SH        Sole               110,795
Ishares MSCI Singapore              MSCI SINGAPORE   464286 67 3   878       70,765 SH        Sole                70,765
Ishares MSCI Switzerland            MSCI SWITZERLAND 464286 74 9   381       16,000 SH        Sole                16,000
Jetblue Airways Corp                COM              477143 10 1    43       11,500 SH        Sole                11,500
Johnson & Johnson                   COM              478160 10 4  1199       18,630 SH        Sole                18,630
Kinder Morgan Energy Partner        UT LTD PART      494550 10 6   403        7,240 SH        Sole                 7,240
Ladenburg Thalman Fin Svcs I        COM              50575Q 10 2   458      303,430 SH        Sole               303,430
Manitowoc Inc                       COM              563571 10 8   683       21,000 SH        Sole                21,000
Market Vectors ETF Tr               GOLD MINER ETF   57060U 10 0 67281    1,384,663 SH        Sole             1,384,663
Mathstar Inc                        COM              576801 20 3    21       15,187 SH        Sole                15,187
Mccormick & Co Inc                  COM NON VTG      579780 20 6   938       26,310 SH        Sole                26,310
Newmont Mining Corp                 COM              651639 10 6  8508      163,119 SH        Sole               163,119
Northgate Minerals Corp             COM              666416 10 2  2727      991,550 SH        Sole               991,550
Oculus Innovative Sciences I        COM              67575P 10 8   128       53,253 SH        Sole                53,253
Odyssey Healthcare Inc              COM              67611V 10 1   307       31,500 SH        Sole                31,500
Peabody Energy Corp                 COM              704549 10 4  1313       14,911 SH        Sole                14,911
Pepsi Bottling Group Inc            COM              713409 10 0   746       26,720 SH        Sole                26,720
Pepsico Inc                         COM              713448 10 8   529        8,316 SH        Sole                 8,316
Piedmont Nat Gas Inc                COM              731916 10 2   666       25,450 SH        Sole                25,450
Plum Creek Timber Co Inc            COM              729251 10 8  2061       48,247 SH        Sole                48,247
Polymet Mining Corp                 COM              731916 10 2   973      250,100 SH        Sole               250,100
Procera Networks Inc.               COM              74269U 10 4   103       76,775 SH        Sole                76,775
Prologis                            SH BEN INT       743410 10 2  1555       28,607 SH        Sole                28,607
Qualcomm Inc                        COM              747525 10 3   950       21,400 SH        Sole                21,400
Rayonier Inc                        COM              754907 10 3  1115       26,250 SH        Sole                26,250
Royal Duth Shell A Adrf Sponsor     SPONS ADR A      780259 20 6   221        2,710 SH        Sole                 2,710
Rubicon Minerals Corp               COM              780911 10 3   231      185,000 SH        Sole               185,000
Smuckers J M Co                     COM NEW          832696 40 5   705       17,345 SH        Sole                17,345
Southwest Wtr Co                    COM              845331 10 7  1001       99,860 SH        Sole                99,860
SPDR Russell/Nomura Small Cap Japan RUSS NOM SC JP   78463X 82 2   488       11,460 SH        Sole                11,460
ST JOE Co                           COM              790148 10 0   500       14,570 SH        Sole                14,570
Streettracks Gold Tr                GOLD SHS         863307 10 4  1325       14,500 SH        Sole                14,500
Sutor Tech Group Ltd                COM              869362 10 3    71       10,104 SH        Sole                10,104
Sysco Corp                          COM              871829 10 7  1033       37,549 SH        Sole                37,549
T Row price group                   COM              74144T 10 8   965       17,081 SH        Sole                17,081
Tiffany & Co New                    COM              886547 10 8  1117       27,403 SH        Sole                27,403
Time Warner Inc                     COM              887317 10 5   334       22,600 SH        Sole                22,600
Towerstream Corp                    COM              892000 10 0    19       14,600 SH        Sole                14,600
Trump Entmt Resorts Inc             COM              89816T 10 3    20       10,219 SH        Sole                10,219
Unilever N V                        SPON ADR NEW     904767 70 4  1986       69,895 SH        Sole                69,895
United Technologies Corp            COM              913017 10 9   882       14,292 SH        Sole                14,292
US Gold Corporation                 COM PAR $0.10    912023 20 7   170       73,279 SH        Sole                73,279
Valence Technology Inc              COM              918914 10 2   506      114,165 SH        Sole               114,165
Wal mart Stores Inc                 COM              931142 10 3  2018       35,900 SH        Sole                35,900
Wrigley Wm Jr Co                    COM              982526 10 5  1368       17,582 SH        Sole                17,582